Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment
%
Computers and electronic equipment	15-33
Office furniture and lab equipment	6-20
Vehicles	33
Equipment and machinery	10-20
Leasehold Improvement	10
Land	N/A

Schedule of financial assets and liabilities measured fair value
	Balance as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	29,697		29,697
Marketable securities	-	89,911	-	89,911

Total assets	-	119,608	-	119,608

Liabilities:
Long term loan (**)	-	-	3,796	3,796
Contingent short term earnout liability	-	-	42,471	42,471
Contingent long-term earnout liability	-	-	5,814	5,814
Total liabilities	-	-	52,081	52,081

(*)	As of December 31, 2021, approximately $29,697 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.

(**)	Since the loan was originated in September 2021, the fair value of the long term loan approximates its carrying value.